Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

On April 19, 2022, the Company consummated the closing of a private placement (the “Private Placement”), pursuant to the terms and conditions of a securities purchase agreement, dated as of April 13, 2022. At the closing of the Private Placement, the Company issued 590,406 shares of common stock (the “Shares”), pre-funded warrants (the “Pre-Funded Warrants”) to purchase an aggregate of 590,406 shares of common stock and preferred investment options (the “Preferred Investment Options”) to purchase up to an aggregate of 1,180,812 shares of common stock. The purchase price of each Share together with the associated Preferred Investment Option was $6.775, and the purchase price of each Pre-Funded Warrant together with the associated Preferred Investment Option was $6.774. The aggregate net proceeds to the Company from the Private Placement were approximately $7.0 million, after deducting placement agent fees and other initial offering expenses. H.C. Wainwright & Co., LLC (“Wainwright”) acted as the exclusive placement agent for the Private Placement. The Pre-Funded Warrants have an exercise price of $0.001 per share, are exercisable on or after April 19, 2022, and are exercisable until the Pre-Funded Warrants are exercised in full. The Preferred Investment Options are exercisable at any time on or after April 19, 2022 at an exercise price of $6.65 per share, subject to certain adjustments as defined in the agreement. The Company agreed to pay Wainwright a placement agent fee and management fee equal to 7.5% and 1.0%, respectively, of the aggregate gross proceeds from the Private Placement and reimburse certain out-of-pocket expenses up to an aggregate of $85,000. In addition, the Company issued warrants to Wainwright (the “Wainwright Warrants”) to purchase up to 70,849 shares of common stock. The Wainwright Warrants are in substantially the same form as the Preferred Investment Options, except that the exercise price is $8.46875. Further, upon any exercise for cash of any Preferred Investment Options, the Company agreed to issue to Wainwright warrants to purchase the number of Shares equal to 6.0% of the aggregate number of Shares underlying the Preferred Investment Options that have been exercised, also with an exercise price of $8.46875.

In connection with the Private Placement, the Company entered into a Registration Rights Agreement with the purchasers, dated as of April 13, 2022 (the “Registration Rights Agreement”). The Registration Rights Agreement provides that the Company shall file a registration statement covering the resale of all of the registrable securities (as defined in the Registration Rights Agreement) with the Securities and Exchange Commission (the “SEC”) no later than the 20th calendar day following the date of the Registration Rights Agreement and have the registration statement declared effective by the SEC as promptly as possible after the filing thereof, but in any event no later than the 45th calendar day following April 13, 2022 or, in the event of a full review by the SEC, the 75th day following April 13, 2022. The registration statement on Form S-1 required under the Registration Rights Agreement was filed with the SEC on May 3, 2022.

Upon the occurrence of any Event (as defined in the Registration Rights Agreement), which, among others, prohibits the Purchasers from reselling the securities for more than ten consecutive calendar days or more than an aggregate of fifteen calendar days during any 12-month period, the Company is obligated to pay to each purchaser, on each monthly anniversary of each such Event, an amount in cash, as partial liquidated damages and not as a penalty, equal to the product of 2.0% multiplied by the aggregate subscription amount paid by such purchaser in the Private Placement.

On April 15, 2022, the Company received a demand letter (the “Demand Letter”) from Boustead. The Demand Letter alleges that the Company breached the Underwriting Agreement entered into between Boustead and the Company, dated February 17, 2022 in connection with the Company’s initial public offering. The Demand Letter alleges that, by engaging Wainwright as placement agent in the Private Placement, the Company breached the right of first refusal to act as placement agent granted to Boustead under the Underwriting Agreement and, as a result of selling securities in the Private Placement, breached the 12-month lock-up obligation following the consummation of the initial public offering under the Underwriting Agreement. The Demand Letter requested that the Company rescind the Private Placement. The Company has not responded to the Demand Letter and no legal action has been brought by Boustead to date. There can be no assurance as to whether any litigation will be commenced against the Company with respect to the demand letter or that, if any such litigation is commenced, the Company will not incur material losses due to damages, penalties, costs and/or expenses as a result of such litigation or that any such losses will not have a material impact on the Company’s financial condition or results of operations.

On April 20, 2022, the Company and Ology entered into a first amendment to the second Project Addendum (the “Ology Amendment”), see Notes 5 and 7. The Ology Amendment provides for an increase to the Company’s obligation of $0.3 million, specifically related to regulatory support on the project.

On May 4, 2022, the Company’s compensation committee approved stock option grants under the Company’s 2022 Equity Incentive Plan to the Company’s executive officers, board members, employees and certain consultants. The stock options granted totaled 694,540 options, of which 500,000 were granted to the Company’s executive officers, and all of which have an exercise price of $6.45.

On May 11, 2022, the Company and St. Jude entered into a first amendment to the St. Jude Agreement (the “St. Jude Amendment”), see Notes 5 and 7. The St. Jude Amendment provides for a revised development milestone timeline, a one-time license fee of $5,000, and an increase to the royalty rate from 4% to 5%. The St. Jude Amendment also provides for an increase to the contingent milestone payments, from $1.0 million to $1.9 million in the aggregate; specifically, development milestones of $0.3 million, regulatory milestones of $0.6 million, and commercial milestones of $1.0 million.

Note 10 — Subsequent Events

The Company has completed an evaluation of all subsequent events through March 18, 2022 to ensure that these financial statements include appropriate disclosure of events both recognized in the financial statements and events which occurred but were not recognized in the financial statements. Except as described below, the Company has concluded that no subsequent event has occurred that requires disclosure.

Effective January 1, 2022, the Company adopted a defined contribution savings plan (“the Plan”) pursuant to Section 401(k) of the Internal Revenue Code. The Plan is for the benefit of all qualifying employees and permits voluntary contributions by employees of up to 100% of eligible compensation, subject to the maximum limits imposed by Internal Revenue Service. The terms of the Plan allow for discretionary employer contributions. Enrolment in the Plan will become available on April 1, 2022.

On February 7, 2022, the Company and its former underwriter, Maxim Group (“Maxim”), entered into a termination agreement, whereby the parties agreed to terminate their engagement of Maxim as the Company’s lead managing underwriter and book runner in connection with the Company’s IPO. Per the terms of the termination agreement, the Company agreed to pay Maxim a termination fee of $300,000, due upon the close of the Company’s IPO.

On February 17, 2022, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, acting as representative of the underwriters (“Boustead”), in relation to the Company’s IPO, pursuant to which the Company agreed to sell to the underwriters an aggregate of 2,222,222 shares of the Company’s common stock, at a price of $9.00 per share. The IPO closed on February 23, 2022, and resulted in net proceeds to the Company, after deducting the underwriting discount, and estimated offering expenses, of approximately $17.2 million. Pursuant to the Underwriting Agreement, the Company issued to Boustead warrants to purchase 111,111 shares of common stock. The warrants will be exercisable at a per share exercise price equal to $10.35 and are exercisable at any time and from time to time, in whole or in part, during the period commencing on February 23, 2022 and terminating on February 11, 2027. In addition, effective upon the closing of the IPO, all of the shares of the Company’s outstanding Series Seed Preferred Stock, along with all accrued dividends, converted into 5,626,365 shares of common stock pursuant to a conversion approved by requisite holders of the Series Seed Preferred Stock.

On February 23, 2022, the Company filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation (the “A&R COI”), which became effective immediately. The Company’s board of directors and stockholders approved the A&R COI to be effective upon the closing of the IPO. There was no change to the Company’s authorized shares of common stock and preferred stock of 250,000,000 shares and 10,000,000 shares, respectively. In addition, on February 23, 2022 and in connection with the closing of the IPO, the Company’s board of directors adopted Amended and Restated Bylaws and the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), which is the successor and continuation of the Company’s 2019 Plan. Under the 2022 Plan, the Company may grant stock options, restricted stock, restricted stock units, stock appreciation rights, and other forms of awards to employees, directors and consultants of the Company. Upon its effectiveness, a total of 1,600,000 shares of common stock were reserved for issuance under the 2022 Plan.

Upon the close of the Company’s IPO, employment agreements with the Company’s Chief Executive Officer, Chief Financial Officer, and Chief Business Officer became effective. The employment agreements provide for annual compensation of approximately $1.4 million in the aggregate for the three officers, as well as annual performance bonuses up to their respective targeted amounts, with the actual bonuses being based upon the level of achievement of annual Company and individual performance objectives each year, as determined by the Company’s compensation committee.